Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 7,839	$ 7,404	$ 6,155
Allowance for acquired credit losses		127	336
Provision for credit losses	2,238	2,275	1,977
Loans charged-off	2,613	2,291	1,500
Less recoveries of loans charged-off	(461)	(386)	(437)
Net loan charge-offs (recoveries)	2,152	1,905	1,063
Other Changes			(1)
Balance at end of period	7,925	7,839	7,404
Add
Allowance for acquired credit losses		127	336
Provision for credit losses	2,238	2,275	1,977
Deduct
Loans charged-off	2,613	2,291	1,500
Less recoveries of loans charged-off	(461)	(386)	(437)
Net loan charge-offs (recoveries)	2,152	1,905	1,063
MUB
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loans charged-off			179
Deduct
Loans charged-off			179
Provision for credit losses related to loans acquired			662
Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		(62)
Balance at end of period			(62)
Commercial | Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	2,119	2,163	1,849
Allowance for acquired credit losses		0	163
Provision for credit losses	608	270	378
Loans charged-off	652	389	319
Less recoveries of loans charged-off	(100)	(75)	(92)
Net loan charge-offs (recoveries)	552	314	227
Other Changes			0
Balance at end of period	2,175	2,119	2,163
Add
Allowance for acquired credit losses		0	163
Provision for credit losses	608	270	378
Deduct
Loans charged-off	652	389	319
Less recoveries of loans charged-off	(100)	(75)	(92)
Net loan charge-offs (recoveries)	552	314	227
Commercial | Commercial | Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		0
Balance at end of period			0
Commercial | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	1,620	1,325	1,123
Allowance for acquired credit losses		127	87
Provision for credit losses	53	431	152
Loans charged-off	229	281	54
Less recoveries of loans charged-off	(64)	(18)	(17)
Net loan charge-offs (recoveries)	165	263	37
Other Changes			0
Balance at end of period	1,508	1,620	1,325
Add
Allowance for acquired credit losses		127	87
Provision for credit losses	53	431	152
Deduct
Loans charged-off	229	281	54
Less recoveries of loans charged-off	(64)	(18)	(17)
Net loan charge-offs (recoveries)	165	263	37
Commercial | Commercial real estate | Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		0
Balance at end of period			0
Consumer | Residential mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	827	926	565
Allowance for acquired credit losses		0	36
Provision for credit losses	(53)	41	302
Loans charged-off	13	129	13
Less recoveries of loans charged-off	(22)	(20)	(36)
Net loan charge-offs (recoveries)	(9)	109	(23)
Other Changes			0
Balance at end of period	783	827	926
Add
Allowance for acquired credit losses		0	36
Provision for credit losses	(53)	41	302
Deduct
Loans charged-off	13	129	13
Less recoveries of loans charged-off	(22)	(20)	(36)
Net loan charge-offs (recoveries)	(9)	109	(23)
Consumer | Residential mortgages | Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		(31)
Balance at end of period			(31)
Consumer | Credit card
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	2,403	2,020	1,673
Allowance for acquired credit losses		0	45
Provision for credit losses	1,464	1,259	826
Loans charged-off	1,406	1,014	696
Less recoveries of loans charged-off	(179)	(165)	(172)
Net loan charge-offs (recoveries)	1,227	849	524
Other Changes			0
Balance at end of period	2,640	2,403	2,020
Add
Allowance for acquired credit losses		0	45
Provision for credit losses	1,464	1,259	826
Deduct
Loans charged-off	1,406	1,014	696
Less recoveries of loans charged-off	(179)	(165)	(172)
Net loan charge-offs (recoveries)	1,227	849	524
Consumer | Credit card | Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		(27)
Balance at end of period			(27)
Consumer | Other retail
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	870	970	945
Allowance for acquired credit losses		0	5
Provision for credit losses	166	274	319
Loans charged-off	313	478	418
Less recoveries of loans charged-off	(96)	(108)	(120)
Net loan charge-offs (recoveries)	217	370	298
Other Changes			(1)
Balance at end of period	819	870	970
Add
Allowance for acquired credit losses		0	5
Provision for credit losses	166	274	319
Deduct
Loans charged-off	313	478	418
Less recoveries of loans charged-off	(96)	(108)	(120)
Net loan charge-offs (recoveries)	$ 217	370	298
Consumer | Other retail | Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		$ (4)
Balance at end of period			$ (4)